Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net loss for the year	$ (60,514)	$ (825)	$ (4,576)
Adjustments
Depreciation and amortization	4,072	2,400	2,526
Deferred income tax	(11,118)	(616)	(132)
Loss on disposal of rights of use, property, equipment, and intangible assets	54	132	300
Allowance for doubtful accounts	887	972	552
Share-based compensation	9,217	2,803	744
Provision for payroll taxes (share-based compensation)	7,611	0	0
Adjustment of hyperinflation	2,274	779	409
Profit on investments in joint venture	(587)	(78)	(10)
Fair value (gain) loss	(1,188)	(1,454)	44
Other gains (losses), net	666	1,714	905
Working capital adjustments
Trade receivables	(16,749)	(10,104)	(6,680)
Recoverable taxes	(2,692)	(2,215)	(1,353)
Prepaid expenses	(2,741)	(3,727)	(114)
Other assets	186	(13)	449
Accounts payable and accrued expenses	7,417	7,961	3,863
Taxes payable	3,102	5,944	1,305
Deferred revenue	12,330	9,641	4,737
Other liabilities	(364)	(210)	(344)
Cash provided by (used in) operating activities	(48,137)	13,104	2,625
Income tax paid	(4,854)	(1,939)	(558)
Net cash provided by (used in) operating activities	(52,991)	11,165	2,067
Cash flows from investing activities
Purchase of short-term investment	(177,816)	0	0
Redemption of short-term investment	1,053	0	0
Purchase of marketable securities	0	(3,846)	(14,371)
Redemption of marketable securities	16,857	2,007	0
Interest received	588	1,037	100
Acquisition of subsidiaries net of cash acquired	(5,712)	(3,646)	(3,101)
Acquisitions of property and equipment	(1,383)	(1,648)	(1,828)
Acquisitions of intangible assets	(368)	0	0
Net cash provided by (used in) investing activities	(166,781)	(6,096)	(19,200)
Cash flows from financing activities
Dividends paid	0	0	(1,366)
Changes in restricted cash	246	1,337	(740)
Proceeds from the exercise of stock options	3,830	313	972
Net-settlement of share-based payment	(2,705)	0	0
Capital increase	1,000	156,650	40,000
Capital increase - proceeds from initial public offering, net of transaction costs	296,318
Buyback of shares	(2,423)	(129,031)	0
Loans obtained	0	0	7,614
Payment of loans and financing	(10,886)	(2,999)	(1,619)
Interest paid	(104)	(186)	(267)
Principal elements of lease payments	(913)	(350)	(216)
Lease interest paid	(680)	(775)	(870)
Net cash provided by financing activities	283,683	24,959	43,508
Net increase in cash and cash equivalents	63,911	30,028	26,375
Cash and cash equivalents, beginning of the year	58,557	29,762	5,509
Effect of exchange rate changes	(1,462)	(1,233)	(2,122)
Cash and cash equivalents, end of the year	121,006	58,557	29,762
Supplemental cash flow information:
Lease liabilities arising from obtaining right-of-use assets	494	820	579
Accounts payable related to buyback of shares	0	2,016	0
Issue of ordinary shares as consideration for a business combination	1,469	93	1,585
Unpaid amount related to acquisition of non-controlling interest	27	0	0
Unpaid amount related to business combinations	8,264	0	9,013
Transactions with non-controlling interests	$ 7	$ 0	$ 0